Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Debt securities	$ 328	$ 306
Fund investments	34	31
Total available for sale marketable securities	362	337
Commodities	106	94
Time deposits with original maturity more than 90 days	125	108
Derivative financial instruments	31	230
Accrued interest on debt securities and time deposits	1	1
Total marketable securities, commodities, time deposits and derivative financial instruments	$ 625	$ 770